Property and Equipment, Net - Schedule of Property and Equipment (Detail) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 92,450	$ 68,025
Less accumulated depreciation and amortization		(50,429)	(32,562)
Property and equipment, net	$ 55,000	54,000	35,463
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		23,074	15,439
Computer Hardware [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		56,527	43,469
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		12,849	$ 9,117
Scenario, Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net		$ 42,021